Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Registration Statement on Form S-1 (this “Amendment”) is being filed by Tradewinds Universal (the “Company”) to update the registration statement originally filed on February 13, 2026 (Registration No. 333-293457) to incorporate the audited financial statements of the Company for the fiscal year ended December 31, 2025, as included in the Company’s Annual Report on Form 10-K filed with the SEC on April 14, 2026. This Amendment also updates the Management’s Discussion and Analysis of Financial Condition and Results of Operations, Risk Factors, Experts, and Where You Can Find More Information sections to reflect the updated financial information. No other changes have been made to the registration statement.
Entity Registrant Name	Tradewinds Universal
Entity Central Index Key	0001916558
Entity Tax Identification Number	87-4254479
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	501 Mercury Lane
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	855
Local Phone Number	434-4488
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2950 E Flamingo Road STE G
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89121
City Area Code	702
Local Phone Number	369-9614
Contact Personnel Name	Mont E Tanner, Esq.